Segmental reporting - Income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total income	£ 21,940	[1]	£ 21,766	£ 21,632
United Kingdom
Disclosure of operating segments [line items]
Total income	11,256		11,211	11,809
Europe
Disclosure of operating segments [line items]
Total income	2,372		2,059	1,754
Americas
Disclosure of operating segments [line items]
Total income	7,199		7,425	7,064
Africa and Middle East
Disclosure of operating segments [line items]
Total income	45		36	59
Asia
Disclosure of operating segments [line items]
Total income	1,068		1,035	946
United States
Disclosure of operating segments [line items]
Total income	£ 7,048		£ 7,318	£ 6,939

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.